Statement of Additional Information Supplement
dated August 1, 2009

Putnam VT American Government Income Fund	Putnam VT Income Fund

Putnam VT Capital Opportunities Fund	Putnam VT International Equity Fund

Putnam VT Diversified Income Fund	Putnam VT International Growth and Income Fund

Putnam VT Equity Income Fund	Putnam VT International New Opportunities Fund

Putnam VT The George Putnam Fund of Boston	Putnam VT Investors Fund

Putnam VT Global Asset Allocation Fund	Putnam VT Mid Cap Value Fund

Putnam VT Global Equity Fund	Putnam VT Money Market Fund

Putnam VT Global Health Care Fund	Putnam VT New Opportunities Fund

Putnam VT Global Utilities Fund	Putnam VT Research Fund

Putnam VT Growth and Income Fund	Putnam VT Small Cap Value Fund

Putnam VT Growth Opportunities Fund	Putnam VT Vista Fund

Putnam VT High Yield Fund	Putnam VT Voyager Fund

In July 2009 the Board of Trustees of Putnam Variable Trust approved (1) a new management contract for each of the funds named above with management fee breakpoints based on the aggregate net assets of all open-end funds sponsored by Putnam Management, and (2) for certain funds indicated below, changes to a fundamental investment restriction, all of which will be submitted to shareholders for approval at a meeting expected to be held in the fourth quarter of 2009. If the new management contracts are approved by shareholders of substantially all of the Putnam Funds, it is expected that the new management contracts would be implemented on January 1, 2010. As shown in Appendix A, based on June 30, 2009 net asset levels, the proposed management contract would provide for payment of a management fee rate that is lower for all funds listed above, and in many cases materially lower, than the management fee rate payable under the current management contract.

Putnam Management and the Board of Trustees also agreed, effective August 1, 2009, to replace each fund’s previous expense limitation with a new expense limitation arrangement.

1. For all funds listed above: The following is added at the end of CHARGES AND EXPENSES – Management fees to Part I of this SAI:

Subject to shareholder approval, under a new management contract approved by the Trustees, each fund will pay a monthly fee to Putnam Management at an annual rate (as a percentage of the fund’s average net assets for the month) that varies based on the average of the aggregate net assets of all open-end funds sponsored by Putnam Management (fund family assets), as determined at the close of each business day during the month, as follows:

Putnam VT International New Opportunities Fund
1.080% of the first $5 billion of average fund family assets
1.030% of the next $5 billion of average fund family assets
0.980% of the next $10 billion of average fund family assets
0.930% of the next $10 billion of average fund family assets
0.880% of the next $50 billion of average fund family assets
0.860% of the next $50 billion of average fund family assets
0.850% of the next $100 billion of average fund family assets
0.845% of any excess thereafter.

1

Putnam VT Global Equity Fund

Putnam VT International Equity Fund

Putnam VT International Growth and Income Fund

0.850% of the first $5 billion of average fund family assets
0.800% of the next $5 billion of average fund family assets
0.750% of the next $10 billion of average fund family assets
0.700% of the next $10 billion of average fund family assets
0.650% of the next $50 billion of average fund family assets
0.630% of the next $50 billion of average fund family assets
0.620% of the next $100 billion of average fund family assets
0.615% of any excess thereafter.

Putnam VT Capital Opportunities Fund

Putnam VT Global Health Care Fund

Putnam VT Global Utilities Fund

Putnam VT Small Cap Value Fund

0.780% of the first $5 billion of average fund family assets
0.730% of the next $5 billion of average fund family assets
0.680% of the next $10 billion of average fund family assets
0.630% of the next $10 billion of average fund family assets
0.580% of the next $50 billion of average fund family assets
0.560% of the next $50 billion of average fund family assets
0.550% of the next $100 billion of average fund family assets
0.545% of any excess thereafter.

Putnam VT Global Asset Allocation Fund
0.750% of the first $5 billion of average fund family assets
0.700% of the next $5 billion of average fund family assets
0.650% of the next $10 billion of average fund family assets
0.600% of the next $10 billion of average fund family assets
0.550% of the next $50 billion of average fund family assets
0.530% of the next $50 billion of average fund family assets
0.520% of the next $100 billion of average fund family assets
0.515% of any excess thereafter.

Putnam VT Mid Cap Value Fund

Putnam VT Vista Fund

0.740% of the first $5 billion of average fund family assets
0.690% of the next $5 billion of average fund family assets
0.640% of the next $10 billion of average fund family assets
0.590% of the next $10 billion of average fund family assets
0.540% of the next $50 billion of average fund family assets
0.520% of the next $50 billion of average fund family assets
0.510% of the next $100 billion of average fund family assets
0.505% of any excess thereafter.

2

Putnam VT High Yield Fund
0.720% of the first $5 billion of average fund family assets
0.670% of the next $5 billion of average fund family assets
0.620% of the next $10 billion of average fund family assets
0.570% of the next $10 billion of average fund family assets
0.520% of the next $50 billion of average fund family assets
0.500% of the next $50 billion of average fund family assets
0.490% of the next $100 billion of average fund family assets
0.485% of any excess thereafter.

Putnam VT Growth Opportunities Fund

Putnam VT Investors Fund

Putnam VT New Opportunities Fund

Putnam VT Research Fund

Putnam VT Voyager Fund

0.710% of the first $5 billion of average fund family assets
0.660% of the next $5 billion of average fund family assets
0.610% of the next $10 billion of average fund family assets
0.560% of the next $10 billion of average fund family assets
0.510% of the next $50 billion of average fund family assets
0.490% of the next $50 billion of average fund family assets
0.480% of the next $100 billion of average fund family assets
0.475% of any excess thereafter.

Putnam VT Diversified Income Fund
0.700% of the first $5 billion of average fund family assets
0.650% of the next $5 billion of average fund family assets
0.600% of the next $10 billion of average fund family assets
0.550% of the next $10 billion of average fund family assets
0.500% of the next $50 billion of average fund family assets
0.480% of the next $50 billion of average fund family assets
0.470% of the next $100 billion of average fund family assets
0.465% of any excess thereafter.

Putnam VT The George Putnam Fund of Boston
0.680% of the first $5 billion of average fund family assets
0.630% of the next $5 billion of average fund family assets
0.580% of the next $10 billion of average fund family assets
0.530% of the next $10 billion of average fund family assets
0.480% of the next $50 billion of average fund family assets
0.460% of the next $50 billion of average fund family assets
0.450% of the next $100 billion of average fund family assets
0.445% of any excess thereafter.

3

Putnam VT Equity Income Fund

Putnam VT Growth and Income Fund

0.630% of the first $5 billion of average fund family assets
0.580% of the next $5 billion of average fund family assets
0.530% of the next $10 billion of average fund family assets
0.480% of the next $10 billion of average fund family assets
0.430% of the next $50 billion of average fund family assets
0.410% of the next $50 billion of average fund family assets
0.400% of the next $100 billion of average fund family assets
0.395% of any excess thereafter.

Putnam VT American Government Income Fund

Putnam VT Income Fund

0.550% of the first $5 billion of average fund family assets
0.500% of the next $5 billion of average fund family assets
0.450% of the next $10 billion of average fund family assets
0.400% of the next $10 billion of average fund family assets
0.350% of the next $50 billion of average fund family assets
0.330% of the next $50 billion of average fund family assets
0.320% of the next $100 billion of average fund family assets
0.315% of any excess thereafter.

Putnam VT Money Market Fund
0.440% of the first $5 billion of average fund family assets
0.390% of the next $5 billion of average fund family assets
0.340% of the next $10 billion of average fund family assets
0.290% of the next $10 billion of average fund family assets
0.240% of the next $50 billion of average fund family assets
0.220% of the next $50 billion of average fund family assets
0.210% of the next $100 billion of average fund family assets
0.205% of any excess thereafter.

2. For Putnam VT Global Asset Allocation Fund, Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund only: Subject to shareholder approval, the fund’s fundamental restriction 4(c) for Putnam VT Global Asset Allocation Fund and 4(a) for Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund in INVESTMENT RESTRICTIONS with respect to commodities will be revised to state that the fund may not “purchase or sell commodities, except as permitted by applicable law.”

If shareholders do not approve any of these proposals, or they are otherwise not implemented by February 1, 2010, this SAI will be supplemented accordingly.

3. CHARGES AND EXPENSES—Management fees in Part I of this SAI and MANAGEMENT—The Management Contract in Part II of this SAI are supplemented with the following information:

Effective August 1, 2009 through July 31, 2010, Putnam Management and the Board of Trustees of the funds agreed to replace the Lipper category expense limitation applicable to all funds and the custom Lipper expense limitation applicable to certain funds with a new expense limitation arrangement under which Putnam Management will

(a) waive management fees of each fund identified below to the extent that the management fee would otherwise exceed the stated annual rate of the fund’s average net assets:

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Putnam VT American Government Income Fund	0.450%

Putnam VT Diversified Income Fund	0.562%

Putnam VT Global Asset Allocation Fund	0.700%

Putnam VT High Yield Fund	0.600%

Putnam VT Income Fund	0.450%

(b) reimburse expenses of all funds to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis (or from August 1, 2009 through the fund’s next fiscal year end, as applicable), to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period (or since August 1, 2009, as applicable).

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Appendix A

EQUITY FUNDS

Name of	Proposed	Current	Difference	Name of	Proposed	Current	Difference
Fund	Effective	Effective		Fund	Effective	Effective
	Contractual	Contractual			Contractual	Contractual
	Rate	Rate			Rate	Rate

Putnam VT	0.492%	0.650%	(0.158%)	Putnam VT	0.492%	0.577%	(0.085%)
Equity				Growth and
Income Fund				Income Fund

Putnam VT	0.572%	0.700%	(0.128%)	Putnam VT	0.572%	0.650%	(0.078%)
Growth				Research Fund
Opportunities
Fund

Putnam VT	0.572%	0.650%	(0.078%)	Putnam VT	0.572%	0.659%	(0.086%)
Investors				Voyager Fund
Fund

Putnam VT	0.572%	0.697%	(0.125%)
New
Opportunities
Fund

Putnam VT	0.602%	0.700%	(0.098%)	Putnam VT	0.602%	0.650%	(0.048%)
Mid Cap				Vista Fund
Value Fund

Putnam VT	0.642%	0.650%	(0.008%)	Putnam VT	0.642%	0.800%	(0.158%)
Capital				Small Cap
Opportunities				Value Fund
Fund

				Putnam VT	0.712%	0.800%	(0.088%)
Putnam VT	0.712%	0.800%	(0.088%)	International
Global				Growth and
Equity Fund				Income Fund

Putnam VT	0.712%	0.792%	(0.080%)
International
Equity Fund

Putnam VT	0.942%	1.000%	(0.058%)
International
New
Opportunities
Fund

Putnam VT	0.642%	0.700%	(0.058%)	Putnam VT	0.642%	0.700%	(0.058%)
Global				Global
Health Care				Utilities Fund
Fund

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FIXED INCOME FUNDS

Name of	Proposed	Current	Difference	Name of	Proposed	Current	Difference
Fund	Effective	Effective		Fund	Effective	Effective
	Contractual	Contractual			Contractual	Contractual
	Rate	Rate			Rate	Rate

Putnam VT	0.412%	0.650%	(0.238%)	Putnam VT	0.412%	0.650%	(0.238%)
American				Income Fund
Government
Income Fund

Putnam VT	0.562%	0.700%	(0.138%)
Diversified
Income Fund

Putnam VT	0.582%	0.700%	(0.118%)
High Yield
Fund

MONEY MARKET FUNDS

Name of	Proposed	Current	Difference
Fund	Effective	Effective
	Contractual	Contractual
	Rate	Rate

Putnam VT	0.302%	0.450%	(0.148%)
Money
Market Fund

ASSET ALLOCATION AND SPECIALTY FUNDS

Name of	Proposed	Current	Difference
Fund	Effective	Effective
	Contractual	Contractual
	Rate	Rate

Putnam VT	0.542%	0.650%	(0.108%)
The George
Putnam Fund
of Boston

Putnam VT	0.612%	0.700%	(0.088%)
Global Asset
Allocation
Fund

[ ] 08/09

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